Loans and advances to clients (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loan Borrower Sector [Abstract]
Commercial, and industrial	R$ 146,293,616	R$ 140,619,110	R$ 140,992,900
Real estate-construction	36,515,352	34,808,681	36,650,011
Installment loans to individuals	137,287,593	110,512,978	88,701,763
Lease financing	1,836,629	1,888,444	2,092,882
Total	R$ 321,933,190	R$ 287,829,213	R$ 268,437,556